UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2016
Date of reporting period: December 31, 2016

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

Davis FUNDS

# Davis Value Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2016

ANNUAL REPORT

*Over 45 Years of Reliable Investing™*

DAVIS VALUE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Value Portfolio performed in line with the Standard & Poor's 500® Index ("S&P 500®") for the twelve-month period ended December 31, 2016 (the "period"). The Fund delivered a total return of 11.88%, versus an 11.96% return for the S&P 500®. Only one sector1 within the S&P 500® reported negative performance figures, Health Care (down 3%). The second- and third-weakest, but still positive, performing sectors were Real Estate (up 3%) and Consumer Staples (up 5%). During the third quarter, the Real Estate sector was added to the S&P 500® Index by moving it out from under the Financials sector. The sectors within the S&P 500® that reported the strongest performance were Energy (up 27%), Telecommunication Services (up 23%) and Financials (up 20%).

Detractors from Performance
When compared to the S&P 500®, the Fund's holdings in the Information Technology sector were the most significant detractor from performance2. The Fund's Information Technology holdings were up about 9%, compared to up 14% for the S&P 500® sector. The Fund suffered from one holding in particular, Fang Holdings3 (down 56%).

Returns from holdings in the Health Care sector were the most significant detractor from performance, on an absolute basis. The Fund's Health Care holdings were down about 20%, compared to down 3% for the S&P 500® sector. Although the Fund held an underweight position (6%, versus 15%) in the weakest performing sector of the period, the Fund's top overall detractor, Valeant Pharmaceuticals (down 86%) hindered performance. Express Scripts (down 21%) was also a lead detractor.

Additional detractors included Liberty Global (down 23%), Liberty Interactive, QVC Group (down 27%), Compagnie Financiere Richemont (down 8%) and Liberty TripAdvisor (down 50%), all from the Consumer Discretionary sector; EQT (down 13%) and Ultra Petroleum (down 92%), both from the Energy sector; and Diageo (down 3%) from the Consumer Staples sector. The Fund no longer owns Compagnie Financiere Richemont, Ultra Petroleum or Diageo.

When compared to the S&P 500®, the Fund suffered from having approximately 4% of assets invested in Short-Term Investments, which was a key detractor.

The Fund had approximately 10% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings underperformed its domestic holdings (up 2%, versus up 15%).

Contributors to Performance
When compared to the S&P 500®, the Fund's holdings in the Energy sector were the most significant contributor to performance. The Fund's Energy holdings were up about 40%, compared to up 27% for the S&P 500® sector. The Fund benefited from an overweight position (10%, versus 7%) in the strongest performing sector of the period and from the Fund's top overall contributor, Apache (up 46%). Encana (up 132%) was also a key contributor.

A significant portion of the Fund's investments remained in Financials. Returns from holdings in the Financials sector made the largest contribution to performance, on an absolute basis. The Fund's Financial holdings were up about 17%, compared to up 20% for the S&P 500® sector. JPMorgan Chase (up 35%), Berkshire Hathaway (up 23%), Bank of New York Mellon (up 17%) and Charles Schwab (up 21%) were strong performers. The Fund no longer owns Charles Schwab.

Additional contributors included Texas Instruments (up 37%) from the Information Technology sector; Amazon (up 11%), the Fund's second-largest holding, from the Consumer Discretionary sector; UnitedHealth Group (up 38%) from the Health Care sector; and United Technologies (up 17%) from the Industrials sector.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Value Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2016, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2016, unless otherwise noted.
[1]	The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

DAVIS VALUE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2006

Average Annual Total Return for periods ended December 31, 2016

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	11.88%	12.71%	4.88%	5.34%	0.62%	0.62%
Standard & Poor's 500® Index	11.96%	14.66%	6.95%	4.79%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2016

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/16 Net Assets)		(% of 12/31/16 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	85.50%	Diversified Financials	16.96%	5.30%
Common Stock (Foreign)	8.44%	Energy	13.71%	7.56%
Preferred Stock (Foreign)	1.98%	Information Technology	13.12%	20.78%
Short-Term Investments	4.29%	Retailing	11.75%	5.40%
Other Assets & Liabilities	(0.21)%	Banks	11.74%	6.72%
	100.00%	Materials	8.76%	2.84%
		Capital Goods	8.31%	7.40%
		Health Care	5.97%	13.63%
		Automobiles & Components	3.15%	0.73%
		Insurance	2.52%	2.78%
		Food & Staples Retailing	1.98%	2.07%
		Media	1.64%	3.07%
		Consumer Durables & Apparel	0.39%	1.25%
		Other	–	20.47%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/16 Net Assets)

Alphabet Inc.*	Software & Services	7.00%
Amazon.com, Inc.	Retailing	6.00%
JPMorgan Chase & Co.	Banks	5.70%
Wells Fargo & Co.	Banks	5.56%
Apache Corp.	Energy	5.33%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	4.99%
Bank of New York Mellon Corp.	Capital Markets	4.53%
American Express Co.	Consumer Finance	4.09%
United Technologies Corp.	Capital Goods	3.70%
Encana Corp.	Energy	2.93%

*Alphabet Inc. holding includes Class A and Class C.

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2016

New Positions Added (01/01/16-12/31/16)
(Highlighted positions are those greater than 1.75% of the Fund's 12/31/16 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/16 Net Assets
Adient PLC	Automobiles & Components	10/26/16	1.83%
Aetna Inc.	Health Care Equipment & Services	09/15/16	2.20%
Axalta Coating Systems Ltd.	Materials	12/16/16	0.54%
Delphi Automotive PLC	Automobiles & Components	08/15/16	1.19%
EQT Corp.	Energy	06/10/16	1.08%
HP Inc.	Technology Hardware & Equipment	02/24/16	–
Safran S.A.	Capital Goods	05/19/16	1.67%
Tyco International PLC	Commercial & Professional Services	01/29/16	–

Positions Closed (01/01/16-12/31/16)
(Gains and losses greater than $3,000,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Advance Auto Parts, Inc.	Retailing	09/22/16	$(44,314)
California Resources Corp.	Energy	03/29/16	(5,403)
Charles Schwab Corp.	Capital Markets	12/08/16	4,249,302
Citizens Financial Group Inc.	Banks	11/11/16	763,110
Compagnie Financiere Richemont S.A.,
Unit A	Consumer Durables & Apparel	02/05/16	(454,234)
Diageo PLC, ADR	Food, Beverage & Tobacco	03/01/16	3,319,616
EOG Resources, Inc.	Energy	03/07/16	903,619
Heineken Holding N.V.	Food, Beverage & Tobacco	05/17/16	2,602,837
HP Inc.	Technology Hardware & Equipment	08/01/16	366,515
Kuehne + Nagel International AG	Transportation	03/01/16	1,489,557
Laboratory Corp. of America Holdings	Health Care Equipment & Services	04/21/16	812,215
Las Vegas Sands Corp.	Consumer Services	05/27/16	(3,012,620)
Moody's Corp.	Capital Markets	11/07/16	515,241
PACCAR Inc.	Capital Goods	09/20/16	781,378
Qihoo 360 Technology Co. Ltd.,
Class A, ADR	Software & Services	03/08/16	545,607
Quest Diagnostics Inc.	Health Care Equipment & Services	09/02/16	1,436,910
Schneider Electric SE	Capital Goods	02/01/16	(792,988)
Standard Chartered PLC	Banks	10/04/16	(1,689,921)
Ultra Petroleum Corp.	Energy	02/19/16	(5,250,057)

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2016. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (07/01/16-12/31/16)

Actual	$1,000.00	$1,131.76	$3.38
Hypothetical	$1,000.00	$1,021.97	$3.20

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.63%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements.

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2016

	Shares	Value (Note 1)
COMMON STOCK – (93.94%)
CONSUMER DISCRETIONARY – (14.26%)
Automobiles & Components – (3.02%)
Adient PLC *	77,943	$4,567,460
Delphi Automotive PLC	44,170	2,974,849
		7,542,309
Consumer Durables & Apparel – (0.37%)
Hunter Douglas N.V. (Netherlands)	16,389	922,114
Media – (1.58%)
Liberty Global PLC, LiLAC Class C *	20,595	435,996
Liberty Global PLC, Series C *	117,760	3,497,472
		3,933,468
Retailing – (9.29%)
Amazon.com, Inc. *	19,936	14,949,408
CarMax, Inc. *	68,320	4,399,125
Liberty Expedia Holdings, Inc., Series A *	6,473	256,784
Liberty Interactive Corp., Liberty Ventures, Series A *	9,709	357,971
Liberty Interactive Corp., QVC Group, Series A *	31,664	632,646
Liberty TripAdvisor Holdings Inc., Series A *	8,978	135,119
Priceline Group Inc. *	1,665	2,440,990
		23,172,043
	Total Consumer Discretionary	35,569,934
CONSUMER STAPLES – (1.90%)
Food & Staples Retailing – (1.90%)
Costco Wholesale Corp.	29,520	4,726,447
	Total Consumer Staples	4,726,447
ENERGY – (13.15%)
Apache Corp.	209,240	13,280,463
Cabot Oil & Gas Corp.	161,260	3,767,034
Encana Corp. (Canada)	622,480	7,307,915
EQT Corp.	41,130	2,689,902
Occidental Petroleum Corp.	80,540	5,736,864
	Total Energy	32,782,178
FINANCIALS – (29.95%)
Banks – (11.26%)
JPMorgan Chase & Co.	164,718	14,213,516
Wells Fargo & Co.	251,684	13,870,305
		28,083,821
Diversified Financials – (16.27%)
Capital Markets – (4.53%)
Bank of New York Mellon Corp.	238,360	11,293,497
Consumer Finance – (5.35%)
American Express Co.	137,589	10,192,593
Capital One Financial Corp.	36,010	3,141,513
		13,334,106
Diversified Financial Services – (6.39%)
Berkshire Hathaway Inc., Class A *	51	12,450,171

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2016

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	44,620	$3,481,252
		15,931,423
		40,559,026
Insurance – (2.42%)
Multi-line Insurance – (1.27%)
Fairfax Financial Holdings Ltd. (Canada)	650	316,355
Loews Corp.	61,010	2,857,098
		3,173,453
Property & Casualty Insurance – (1.15%)
Chubb Ltd.	13,480	1,780,978
Markel Corp. *	1,200	1,085,400
		2,866,378
		6,039,831
	Total Financials	74,682,678
HEALTH CARE – (5.73%)
Health Care Equipment & Services – (5.37%)
Aetna Inc.	44,230	5,484,962
Express Scripts Holding Co. *	48,230	3,317,742
UnitedHealth Group Inc.	28,590	4,575,543
		13,378,247
Pharmaceuticals, Biotechnology & Life Sciences – (0.36%)
Valeant Pharmaceuticals International, Inc. (Canada)*	61,930	899,224
	Total Health Care	14,277,471
INDUSTRIALS – (7.97%)
Capital Goods – (7.97%)
Johnson Controls International PLC	150,439	6,196,582
Orascom Construction Ltd. (United Arab Emirates)*	14,625	76,635
Safran S.A. (France)	57,960	4,174,415
United Technologies Corp.	84,200	9,230,004
Wesco Aircraft Holdings, Inc. *	12,990	194,201
	Total Industrials	19,871,837
INFORMATION TECHNOLOGY – (12.58%)
Semiconductors & Semiconductor Equipment – (2.03%)
Texas Instruments Inc.	69,400	5,064,118
Software & Services – (10.55%)
Alphabet Inc., Class A *	8,930	7,076,579
Alphabet Inc., Class C *	13,453	10,383,294
CommerceHub, Inc., Series A *	1,618	24,286
CommerceHub, Inc., Series C *	3,236	48,637
Facebook Inc., Class A *	36,810	4,234,991
Fang Holdings Ltd., Class A, ADR (China)*	107,690	353,223
Microsoft Corp.	41,190	2,559,547
Oracle Corp.	42,200	1,622,590
		26,303,147
	Total Information Technology	31,367,265

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2016

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
MATERIALS – (8.40%)
	Axalta Coating Systems Ltd. *	49,350	$1,342,320
	Ecolab Inc.	19,300	2,262,346
	LafargeHolcim Ltd. (Switzerland)	123,626	6,495,686
	Monsanto Co.	60,900	6,407,289
	OCI N.V. (Netherlands)*	29,250	510,499
	Praxair, Inc.	33,590	3,936,412
		Total Materials	20,954,552
	TOTAL COMMON STOCK – (Identified cost $146,555,363)		234,232,362
PREFERRED STOCK – (1.98%)
CONSUMER DISCRETIONARY – (1.98%)
Retailing – (1.98%)
	Didi Chuxing Joint Co., Series A (China)*(a)	128,944	4,929,155
	TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,929,155
SHORT-TERM INVESTMENTS – (4.29%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 01/03/17, dated 12/30/16, repurchase value of $1,583,109 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 02/15/17-12/01/46, total market value $1,614,660)	$1,583,000	1,583,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.45%, 01/03/17, dated 12/30/16, repurchase value of $567,028 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 09/01/46, total market value $578,340)	567,000	567,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.50%, 01/03/17, dated 12/30/16, repurchase value of $6,333,352 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.50%, 01/01/25-11/01/46, total market value $6,459,660)	6,333,000	6,333,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.49%, 01/03/17, dated 12/30/16, repurchase value of $2,217,121 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.468%-4.50%, 04/01/25-12/01/46, total market value $2,261,340)	2,217,000	2,217,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,700,000)		10,700,000
	Total Investments – (100.21%) – (Identified cost $161,214,942) – (b)		249,861,517
	Liabilities Less Other Assets – (0.21%)		(518,154)
		Net Assets – (100.00%)	$249,343,363

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Restricted Security – See Note 7 of the Notes to Financial Statements.

DAVIS VALUE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2016

(b)	Aggregate cost for federal income tax purposes is $162,816,470. At December 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$97,740,901
	Unrealized depreciation	(10,695,854)
	Net unrealized appreciation	$87,045,047

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2016

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$249,861,517
Cash	1,953
Receivables:
Capital stock sold	9,935
Dividends and interest	179,913
Investment securities sold	181,695
Prepaid expenses	9,992
Total assets	250,245,005
LIABILITIES:
Payables:
Capital stock redeemed	433,019
Investment securities purchased	297,595
Accrued investment advisory fee	121,243
Other accrued expenses	49,785
Total liabilities	901,642
NET ASSETS	$249,343,363
SHARES OUTSTANDING	27,415,423
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$9.10
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$27,415
Additional paid-in capital	155,464,243
Undistributed net investment income	246,916
Accumulated net realized gains from investments	4,963,821
Net unrealized appreciation on investments and foreign currency transactions	88,640,968
Net Assets	$249,343,363

*Including:
Cost of investments	$161,214,942

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2016

INVESTMENT INCOME:
Income:
Dividends*		$4,001,084
Interest		51,906
Net securities lending fees		1,131
Total income		4,054,121
Expenses:
Investment advisory fees (Note 3)	$1,596,950
Custodian fees	28,431
Transfer agent fees	14,509
Audit fees	21,385
Legal fees	7,648
Accounting fees (Note 3)	9,502
Reports to shareholders	21,885
Directors' fees and expenses	78,264
Registration and filing fees	233
Miscellaneous	21,439
Total expenses		1,800,246
Net investment income		2,253,875
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		38,177,433
Foreign currency transactions		(3,870)
Net realized gain		38,173,563
Net decrease in unrealized appreciation		(10,137,576)
Net realized and unrealized gain on investments and foreign currency transactions		28,035,987
Net increase in net assets resulting from operations		$30,289,862

*Net of foreign taxes withheld as follows		$24,787

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2016	2015
OPERATIONS:
Net investment income	$2,253,875	$2,994,606
Net realized gain from investments and foreign currency transactions	38,173,563	47,585,896
Net decrease in unrealized appreciation on investments and foreign currency transactions	(10,137,576)	(44,512,888)
Net increase in net assets resulting from operations	30,289,862	6,067,614
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,999,577)	(2,634,719)
Realized gains from investment transactions	(35,925,163)	(50,844,472)
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4)	(63,768,076)	4,032,524
Total decrease in net assets	(72,402,954)	(43,379,053)
NET ASSETS:
Beginning of year	321,746,317	365,125,370
End of year*	$249,343,363	$321,746,317

*Including undistributed net investment income of	$246,916	$295,710

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Fund may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$35,569,934	$–	$4,929,155	$40,499,089
Consumer Staples	4,726,447	–	–	4,726,447
Energy	32,782,178	–	–	32,782,178
Financials	74,682,678	–	–	74,682,678
Health Care	14,277,471	–	–	14,277,471
Industrials	19,871,837	–	–	19,871,837
Information Technology	31,367,265	–	–	31,367,265
Materials	20,954,552	–	–	20,954,552
Short-term securities	–	10,700,000	–	10,700,000
Total Investments	$234,232,362	$10,700,000	$4,929,155	$249,861,517

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2016.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2016:

Investment Securities:
Beginning balance	$2,548,659
Cost of purchases	1,440,748
Increase in unrealized appreciation	939,748
Ending balance	$4,929,155

Increase in unrealized appreciation during the period on Level 3 securities still held at December 31, 2016 and included in the changes in net assets for the year	$939,748

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Fair Value at	Valuation	Unobservable
Investments at Value	December 31, 2016	Technique	Input	Amount
Preferred Stock	$4,929,155	Market Approach	Transaction Price	$38.2271

The significant unobservable input listed in the above table is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in this input would result in a higher or lower fair value measurement.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2016, amounts have been reclassified to reflect an increase in undistributed net investment income of $696,908 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

The tax character of distributions paid during the years ended December 31, 2016 and 2015 was as follows:

	2016	2015
Ordinary income	$6,371,194	$2,751,671
Long-term capital gain	32,553,546	50,727,520
Total	$38,924,740	$53,479,191

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$365,800
Undistributed long-term capital gain	6,546,392
Net unrealized appreciation on investments	87,039,439
Total	$93,951,631

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2016 were $49,489,473 and $157,216,708, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2016 amounted to $9,502.

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 4 - CAPITAL STOCK

At December 31, 2016, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,289,497	4,249,426	(11,578,576)	(6,039,653)
Value:	$11,917,809	$38,924,739	$(114,610,624)	$(63,768,076)

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Increase

Shares:	570,876	5,479,425	(4,838,229)	1,212,072
Value:	$6,488,176	$53,479,191	$(55,934,843)	$4,032,524

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2016.

NOTE 6 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2016, the Fund did not have any securities on loan. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 7 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,929,155 or 1.98% of the Fund's net assets as of December 31, 2016. Information regarding restricted securities is as follows:

Security	Initial Acquisition Date	Shares	Cost per Share	Valuation per Share as of December 31, 2016
Didi Chuxing Joint Co., Series A, Pfd.	07/27/15	128,944	$30.7077	$38.2271

NOTE 8 - NEW PRONOUNCEMENTS

In October 2016, the SEC voted to approve rules to modernize and enhance reporting of information provided by registered investment companies ("Reporting Modernization Rules"). The new rules also make certain amendments to Regulation S-X to require standardized, more detailed disclosure in registered investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the amendments and their impacts, if any, on the Fund's financial statements.

DAVIS VALUE PORTFOLIO	Federal Income Tax Information (Unaudited)

During the calendar year ended December 31, 2016, the Fund declared and paid long-term capital gain distributions in the amount of $32,553,546.

During the calendar year ended December 31, 2016, $6,371,194 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $3,604,617 or 57% as income qualifying for the corporate dividends-received deduction.

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.62	$11.32	$13.48	$10.93	$10.47
Income from Investment Operations:
Net Investment Income	0.07[a]	0.10	0.12	0.12	0.20
Net Realized and Unrealized Gains	1.09	0.10	0.73	3.53	1.16
Total from Investment Operations	1.16	0.20	0.85	3.65	1.36
Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.09)	(0.13)	(0.12)	(0.19)
Distributions from Realized Gains	(1.55)	(1.81)	(2.88)	(0.98)	(0.71)
Total Dividends and Distributions	(1.68)	(1.90)	(3.01)	(1.10)	(0.90)
Net Asset Value, End of Period	$9.10	$9.62	$11.32	$13.48	$10.93
Total Return[b]	11.88%	1.60%	6.06%	33.43%	13.08%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$249,343	$321,746	$365,125	$396,251	$345,556
Ratio of Expenses to Average Net Assets:
Gross	0.62%	0.62%	0.62%	0.62%	0.64%
Net[c]	0.62%	0.62%	0.62%	0.62%	0.64%
Ratio of Net Investment Income to Average Net Assets	0.78%	0.86%	0.82%	0.84%	1.63%
Portfolio Turnover Rate[d]	18%	27%	26%	10%	10%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 8, 2017

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

Davis FUNDS

# Davis Financial Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2016

ANNUAL REPORT

*Over 45 Years of Reliable Investing™*

DAVIS FINANCIAL PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Financial Portfolio outperformed the Standard & Poor's 500® Index ("S&P 500®") for the twelve-month period ended December 31, 2016 (the "period"). The Fund delivered a total return of 14.25%, versus an 11.96% return for the S&P 500®. The Fund's Financials sector underperformed the S&P 500® Financials sector1 holdings (up 16%, versus up 20%).

Contributors to Performance
Diversified Financial companies represented the largest industry group in the Fund and were the most significant contributor to performance2. The Fund's Diversified Financial holdings were up about 15%, compared to up 18% for the S&P 500® Diversified Financials industry group. Goldman Sachs3 (up 35%) was the Fund's overall top contributor for the period. Berkshire Hathaway (up 23%), Capital One Financial (up 24%), State Street (up 48%) and Bank of New York Mellon (up 17%) were all strong performers. State Street was a new addition to the Fund during the period.

Banking companies also helped performance. The Fund's Bank holdings were up about 18%, compared to up 24% for the S&P 500® Banking industry group. The Fund's second-largest holding, JPMorgan Chase (up 35%), was a key contributor, along with U.S. Bancorp (up 23%) and PNC Financial Services (up 46%).

Additional contributors included Loews (up 23%) and Everest Re Group (up 21%), both from the Insurance industry group.

Detractors from Performance
During the period, there were only four securities in the Fund that had negative performance. For this reason, key detractors from performance were largely stock specific.

The Fund's Diversified Financials holdings included the overall top detractors for the period, Julius Baer Group (down 6%) and Moody's (down 5%), respectively. Visa (up 1%) was also a weak performer.

When comparing industry group performance for the Fund to that of the S&P 500®, the Capital Goods companies were the most significant detractor. The Fund suffered from an underweight position (less than 1%, versus 7%) in a strong performing industry group. The Fund's sole Capital Goods holding was Brookfield Business Partners (up 13%). The Fund acquired Brookfield Business Partners during 2016 as part of a spin off from another holding, Brookfield Asset Management.

Additional detractors included ICICI Bank (down 2%) and Standard Chartered (down 1%), both from the Banking industry group.

The Fund had approximately 9% of its net assets invested in foreign securities. As a whole, the Fund's foreign holdings underperformed its domestic holdings (up 3%, versus up 17%).

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Financial Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2016, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2016, unless otherwise noted.
[1]	The companies included in the Standard & Poor's 500® Index are divided into eleven sectors. One or more industry groups make up a sector.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS FINANCIAL PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor's 500® Index over 10 years for an investment made on December 31, 2006

Average Annual Total Return for periods ended December 31, 2016

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	14.25%	15.45%	4.08%	5.45%	0.70%	0.65%
Standard & Poor's 500® Index	11.96%	14.66%	6.95%	4.79%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2016

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/16 Net Assets)		(% of 12/31/16 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	83.63%	Diversified Financials	46.74%	5.30%
Common Stock (Foreign)	8.51%	Insurance	25.63%	2.78%
Short-Term Investments	8.04%	Banks	24.77%	6.72%
Other Assets & Liabilities	(0.18)%	Information Technology	2.83%	20.78%
	100.00%	Capital Goods	0.03%	7.40%
		Health Care	–	13.63%
		Energy	–	7.56%
		Retailing	–	5.40%
		Food, Beverage & Tobacco	–	5.34%
		Utilities	–	3.17%
		Other	–	21.92%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/16 Net Assets)

Wells Fargo & Co.	Banks	6.26%
JPMorgan Chase & Co.	Banks	5.69%
Markel Corp.	Property & Casualty Insurance	5.60%
Bank of New York Mellon Corp.	Capital Markets	5.23%
Goldman Sachs Group, Inc.	Capital Markets	5.20%
American Express Co.	Consumer Finance	5.04%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	4.90%
Loews Corp.	Multi-line Insurance	4.84%
Capital One Financial Corp.	Consumer Finance	4.83%
Chubb Ltd.	Property & Casualty Insurance	4.64%

New Positions Added (01/01/16-12/31/16)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/16 Net Assets
PNC Financial Services Group, Inc.	Banks	02/08/16	2.65%
State Street Corp.	Capital Markets	02/08/16	2.71%

Positions Closed (01/01/16-12/31/16)
Security	Industry	Date of Final Sale	Realized Gain
Citizens Financial Group Inc.	Banks	11/23/16	$773,536

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2016. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (07/01/16-12/31/16)

Actual	$1,000.00	$1,188.03	$3.79
Hypothetical	$1,000.00	$1,021.67	$3.51

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.69%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2016

	Shares	Value (Note 1)
COMMON STOCK – (92.14%)
FINANCIALS – (89.51%)
Banks – (22.82%)
DBS Group Holdings Ltd. (Singapore)	92,482	$1,107,370
ICICI Bank Ltd., ADR (India)	42,810	320,647
JPMorgan Chase & Co.	45,980	3,967,614
PNC Financial Services Group, Inc.	15,820	1,850,307
Standard Chartered PLC (United Kingdom)*	133,732	1,093,688
U.S. Bancorp	62,580	3,214,735
Wells Fargo & Co.	79,230	4,366,365
		15,920,726
Diversified Financials – (43.07%)
Capital Markets – (23.13%)
Bank of New York Mellon Corp.	77,040	3,650,155
Brookfield Asset Management Inc., Class A (Canada)	39,930	1,318,089
Charles Schwab Corp.	48,750	1,924,163
Goldman Sachs Group, Inc.	15,160	3,630,062
Julius Baer Group Ltd. (Switzerland)	34,304	1,523,687
Moody's Corp.	11,370	1,071,850
S&P Global Inc.	10,430	1,121,642
State Street Corp.	24,370	1,894,036
		16,133,684
Consumer Finance – (9.87%)
American Express Co.	47,510	3,519,541
Capital One Financial Corp.	38,590	3,366,591
		6,886,132
Diversified Financial Services – (10.07%)
Berkshire Hathaway Inc., Class A *	14	3,417,694
Cielo S.A. (Brazil)	64,593	553,507
Visa Inc., Class A	39,180	3,056,824
		7,028,025
		30,047,841
Insurance – (23.62%)
Insurance Brokers – (2.90%)
Marsh & McLennan Cos, Inc.	29,930	2,022,969
Multi-line Insurance – (6.68%)
American International Group, Inc.	19,670	1,284,648
Loews Corp.	72,040	3,373,633
		4,658,281
Property & Casualty Insurance – (10.24%)
Chubb Ltd.	24,516	3,239,054
Markel Corp. *	4,315	3,902,917
		7,141,971
Reinsurance – (3.80%)
Everest Re Group, Ltd.	12,260	2,653,064
		16,476,285
	Total Financials	62,444,852

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2016

		Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (0.03%)
Capital Goods – (0.03%)
	Brookfield Business Partners L.P. (Canada)	888	$21,365
		Total Industrials	21,365
INFORMATION TECHNOLOGY – (2.60%)
Software & Services – (2.60%)
	Alphabet Inc., Class A *	1,160	919,242
	Alphabet Inc., Class C *	1,165	899,170
		Total Information Technology	1,818,412
	TOTAL COMMON STOCK – (Identified cost $36,379,226)		64,284,629
SHORT-TERM INVESTMENTS – (8.04%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 01/03/17, dated 12/30/16, repurchase value of $830,057 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 02/15/17-12/01/46, total market value $846,600)	$830,000	830,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.45%, 01/03/17, dated 12/30/16, repurchase value of $297,015 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 09/01/46, total market value $302,940)	297,000	297,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.50%, 01/03/17, dated 12/30/16, repurchase value of $3,319,184 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.39%-4.50%, 11/01/26-08/20/46, total market value $3,385,380)	3,319,000	3,319,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.49%, 01/03/17, dated 12/30/16, repurchase value of $1,162,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.468%-5.50%, 03/01/21-12/01/46, total market value $1,185,240)	1,162,000	1,162,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,608,000)		5,608,000
	Total Investments – (100.18%) – (Identified cost $41,987,226) – (a)		69,892,629
	Liabilities Less Other Assets – (0.18%)		(127,268)
	Net Assets – (100.00%)		$69,765,361

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $41,999,832. At December 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$28,744,206
	Unrealized depreciation		(851,409)
	Net unrealized appreciation		$27,892,797

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2016

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$69,892,629
Cash	1,295
Receivables:
Capital stock sold	7,692
Dividends and interest	48,327
Prepaid expenses	1,987
Total assets	69,951,930
LIABILITIES:
Payables:
Capital stock redeemed	124,925
Accrued audit fees	12,789
Accrued investment advisory fee	33,589
Other accrued expenses	15,266
Total liabilities	186,569
NET ASSETS	$69,765,361
SHARES OUTSTANDING	4,973,890
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.03
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$4,974
Additional paid-in capital	41,108,540
Distributions in excess of net investment income	(15,143)
Accumulated net realized gains from investments	761,587
Net unrealized appreciation on investments and foreign currency transactions	27,905,403
Net Assets	$69,765,361

*Including:
Cost of investments	$41,987,226

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2016

INVESTMENT INCOME:
Income:
Dividends*		$1,051,500
Interest		8,078
Total income		1,059,578
Expenses:
Investment advisory fees (Note 3)	$343,685
Custodian fees	24,394
Transfer agent fees	9,870
Audit fees	18,918
Legal fees	1,619
Accounting fees (Note 3)	2,000
Reports to shareholders	3,887
Directors' fees and expenses	19,226
Registration and filing fees	48
Miscellaneous	10,727
Total expenses		434,374
Reimbursement of expenses by Custodian (Note 3)		(25,704)
Net expenses		408,670
Net investment income		650,908
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		5,193,242
Foreign currency transactions		(912)
Net realized gain		5,192,330
Net increase in unrealized appreciation		2,323,457
Net realized and unrealized gain on investments and foreign currency transactions		7,515,787
Net increase in net assets resulting from operations		$8,166,695

*Net of foreign taxes withheld as follows		$6,659

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2016	2015
OPERATIONS:
Net investment income	$650,908	$592,102
Net realized gain from investments and foreign currency transactions	5,192,330	7,985,080
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	2,323,457	(7,310,026)
Net increase in net assets resulting from operations	8,166,695	1,267,156
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(648,852)	(605,773)
Realized gains from investment transactions	(4,785,862)	(8,237,628)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(507,771)	(2,742,090)
Total increase (decrease) in net assets	2,224,210	(10,318,335)
NET ASSETS:
Beginning of year	67,541,151	77,859,486
End of year*	$69,765,361	$67,541,151

*Including distributions in excess of net investment income	$(15,143)	$(16,170)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$62,444,852	$–	$–	$62,444,852
Industrials	21,365	–	–	21,365
Information Technology	1,818,412	–	–	1,818,412
Short-term securities	–	5,608,000	–	5,608,000
Total Investments	$64,284,629	$5,608,000	$–	$69,892,629

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2016.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, Directors' deferred compensation payments, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2016, amounts have been reclassified to reflect an increase in distributions in excess of net investment income of $1,029 and a corresponding increase in accumulated net realized gains from investments and foreign currency transactions. The Fund's net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2016 and 2015 was as follows:

	2016	2015
Ordinary income	$648,852	$828,407
Long-term capital gain	4,785,862	8,014,994
Total	$5,434,714	$8,843,401

As of December 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$19,881
Undistributed long-term capital gain	757,982
Net unrealized appreciation on investments	27,892,797
Total	$28,670,660

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2016 were $7,365,781 and $16,886,725, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2016 amounted to $2,000.

Custodian Fees - State Street Bank reimbursed the Fund in 2016 for certain out of pocket expenses that were erroneously billed from 1998-2015. This reimbursement, including interest, amounted to $28,132.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 4 - CAPITAL STOCK

At December 31, 2016, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	572,282	385,988	(1,059,918)	(101,648)
Value:	$8,081,772	$5,434,714	$(14,024,257)	$(507,771)

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	377,808	654,582	(1,155,693)	(123,303)
Value:	$5,851,073	$8,843,401	$(17,436,564)	$(2,742,090)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2016.

NOTE 6 - NEW PRONOUNCEMENTS

In October 2016, the SEC voted to approve rules to modernize and enhance reporting of information provided by registered investment companies ("Reporting Modernization Rules"). The new rules also make certain amendments to Regulation S-X to require standardized, more detailed disclosure in registered investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the amendments and their impacts, if any, on the Fund's financial statements.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2016, the Fund declared and paid long-term capital gain distributions in the amount of $4,785,862.

During the calendar year ended December 31, 2016, $648,852 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $648,852 or 100% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.31	$14.98	$15.08	$11.55	$9.98
Income from Investment Operations:
Net Investment Income	0.14	0.13	0.17	0.13	0.12
Net Realized and Unrealized Gains	1.76	0.20	1.79	3.48	1.75
Total from Investment Operations	1.90	0.33	1.96	3.61	1.87
Dividends and Distributions:
Dividends from Net Investment Income	(0.14)	(0.14)	(0.20)	(0.08)	(0.23)
Distributions from Realized Gains	(1.04)	(1.86)	(1.86)	–	–[a]
Return of Capital	–	–	–	–	(0.07)
Total Dividends and Distributions	(1.18)	(2.00)	(2.06)	(0.08)	(0.30)
Net Asset Value, End of Period	$14.03	$13.31	$14.98	$15.08	$11.55
Total Return[b]	14.25%	2.01%	12.85%	31.26%	18.83%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$69,765	$67,541	$77,859	$80,881	$67,255
Ratio of Expenses to Average Net Assets:
Gross	0.70%	0.68%	0.68%	0.68%	0.69%
Net[c]	0.65%	0.68%	0.68%	0.68%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.04%	0.82%	0.96%	0.90%	0.98%
Portfolio Turnover Rate[d]	12%	12%	32%	2%	16%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 8, 2017

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

# Davis Real Estate Portfolio

(part of Davis Variable Account Fund, Inc.)

December 31, 2016

ANNUAL REPORT

*Over 45 Years of Reliable Investing™*

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund's website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.
Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund's website at www.davisfunds.com, and on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance

Performance Overview
Davis Real Estate Portfolio outperformed the Wilshire U.S. Real Estate Securities Index ("Wilshire Index") for the twelve-month period ended December 31, 2016 (the "period"). The Fund delivered a total return of 9.70%, versus a 7.62% return for the Wilshire Index. The sub-industries1 within the Wilshire Index that reported the strongest performance were Industrial REITs (up 29%), Hotel & Resort REITs (up 23%) and Diversified REITs (up 19%). Only two sub-industries within the Wilshire Index reported negative performance figures, Real Estate Operating Companies (down 18%) and Retail REITs (down 2%). The third-weakest, but still positive, performing sub-industry was Residential REITs (up 5%).

Contributors to Performance
When compared to the Wilshire Index, the Fund's holdings in the Specialized REITs sub-industry made the most significant contribution to performance2. The Fund's Specialized REITs holdings were up about 19%, compared to up 6% for the Wilshire Index. While the Fund and the Wilshire Index had a similar weighting, the Fund's performance benefited from stock selection. CyrusOne3 (up 23%), the Fund's overall top contributor for the period, along with CorEnergy (up 48%) and DuPont Fabros Technology (up 45%) were strong performers.

Returns from holdings in the Industrial REITs sub-industry made the most significant contribution to performance on an absolute basis. The Fund's Industrial REITs holdings were up about 30%, compared to up 29% for the Wilshire Index. The Fund benefited from an overweight position (12%, versus 6%) in the strongest performing sub-industry of the period. Terreno Realty (up 30%), EastGroup Properties (up 38%), First Industrial Realty Trust (up 30%) and DCT Industrial Trust (up 32%) were all key contributors.

Additional contributors included American Campus Communities (up 25%) from the Residential REITs sub-industry, Alexander & Baldwin (up 17%) from the Diversified Real Estate Activities sub-industry; and Cousins Properties (up 28%) from the Office REITs sub-industry. The Fund no longer owns Alexander & Baldwin.

Detractors from Performance
When compared to the Wilshire Index, the Fund's holdings in the Hotel & Resort REITs sub-industry were the most significant detractor from performance. The Fund's Hotel & Resort REITs holdings were up about 26%, compared to up 23% for the Wilshire Index. However, the Fund suffered from an underweight position (1%, versus 6%) in the second-strongest performing sub-industry of the period.

Returns from holdings in the Retail REITs sub-industry were the most significant detractor from performance on an absolute basis. The Fund's Retail REITs holdings were down about 2% during the period. Brixmor Property Group (down 13%); Simon Property Group (down 6%), the Fund's largest holding; General Growth Properties (down 8%); and DDR (down 5%) were key detractors. The Fund no longer owns Brixmor Property Group.

The Fund's overall top detractor for the period was the Fund's second-largest holding, Public Storage (down 12%), which is from the Specialized REITs sub-industry.

Vornado Realty Trust, a holding from the Office REITs sub-industry, despite being up 7% for the period, was a key detractor based on the timing of sales and purchases. Additional detractors included American Residential Properties (down 10%) and Equity Residential (down 5%) from the Residential REITs sub-industry, Hyatt Hotels (down 12%) from the Consumer Services industry group and Forest City Realty Trust (down 3%) from the Diversified REITs sub-industry. The Fund no longer owns American Residential Properties or Hyatt Hotels.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. Davis Real Estate Portfolio's principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, focused portfolio risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.
Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended December 31, 2016, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, December 31, 2016, unless otherwise noted.
[1]	The companies included in the Wilshire U.S. Real Estate Securities Index are divided into ten sub-industries.
[2]
A company's or sector's contribution to or detraction from the Fund's performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[3]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund's holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management's Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor's 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2006

Average Annual Total Return for periods ended December 31, 2016

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund's Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	9.70%	10.46%	2.39%	8.71%	0.87%	0.74%
Standard & Poor's 500® Index	11.96%	14.66%	6.95%	4.79%
Wilshire U.S. Real Estate Securities Index	7.62%	12.24%	4.80%	10.92%

The Standard & Poor's 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.
The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.
Fund performance numbers are net of all Fund operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2016

Portfolio Composition		Industry Weightings
(% of Fund's 12/31/16 Net Assets)		(% of 12/31/16 Stock Holdings)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	91.61%	Residential REITs	22.49%	17.82%
Common Stock (Foreign)	2.66%	Retail REITs	22.42%	21.65%
Preferred Stock	0.72%	Specialized REITs	21.03%	14.78%
Short-Term Investments	4.85%	Industrial REITs	13.15%	7.31%
Other Assets & Liabilities	0.16%	Office REITs	10.87%	15.94%
	100.00%	Health Care REITs	4.47%	12.05%
		Information Technology	2.81%	–
		Hotel & Resort REITs	1.73%	6.69%
		Diversified REITs	1.03%	3.23%
		Real Estate Operating Companies	–	0.28%
		Consumer Services	–	0.25%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund's 12/31/16 Net Assets)

Simon Property Group, Inc.	Retail REITs	5.78%
Public Storage	Specialized REITs	3.94%
Terreno Realty Corp.	Industrial REITs	3.86%
AvalonBay Communities, Inc.	Residential REITs	3.62%
CatchMark Timber Trust Inc., Class A	Specialized REITs	3.52%
Mid-America Apartment Communities, Inc.	Residential REITs	3.36%
American Campus Communities, Inc.	Residential REITs	3.34%
Acadia Realty Trust	Retail REITs	3.32%
Prologis, Inc.	Industrial REITs	3.23%
Equity Residential	Residential REITs	3.05%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2016

New Positions Added (01/01/16-12/31/16)
(Highlighted positions are those greater than 1.80% of the Fund's 12/31/16 net assets)
Security	Industry	Date of 1st Purchase	% of Fund's 12/31/16 Net Assets
Camden Property Trust	Residential REITs	01/27/16	1.86%
CBL & Associates Properties, Inc.,
Series D, 7.375%, Cum. Pfd.	Retail REITs	05/25/16	0.25%
CBL & Associates Properties, Inc.,
Series E, 6.625%, Cum. Pfd.	Retail REITs	05/25/16	0.09%
CubeSmart	Specialized REITs	10/24/16	1.62%
Extra Space Storage Inc.	Specialized REITs	02/18/16	1.36%
General Growth Properties, Inc.	Retail REITs	05/12/16	1.53%
Host Hotels & Resorts Inc.	Hotel & Resort REITs	05/19/16	1.65%
Life Storage, Inc.	Specialized REITs	10/24/16	1.85%
Public Storage	Specialized REITs	05/05/16	3.94%
Regency Centers Corp.	Retail REITs	11/03/16	0.97%
SL Green Realty Corp.	Office REITs	10/19/16	1.58%
Ventas, Inc.	Health Care REITs	09/14/16	1.50%
Welltower Inc.	Health Care REITs	01/07/16	2.74%
Weyerhaeuser Co.	Specialized REITs	11/02/16	1.02%

Positions Closed (01/01/16-12/31/16)
(Gains and losses greater than $50,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alexander & Baldwin Inc.	Diversified Real Estate Activities	10/28/16	$87,240
American Residential Properties, Inc.	Residential REITs	01/22/16	(25,256)
BioMed Realty Trust, Inc.	Office REITs	01/08/16	44,756
Brixmor Property Group, Inc.	Retail REITs	02/09/16	(74,873)
Campus Crest Communities Inc.,
Series A, 8.00%, Cum. Pfd.	Residential REITs	03/03/16	4,262
CBL & Associates Properties, Inc.	Retail REITs	01/29/16	(23,008)
CorEnergy Infrastructure Trust, Inc.	Specialized REITs	04/26/16	21,320
DiamondRock Hospitality Co.	Hotel & Resort REITs	01/11/16	(78,609)
Education Realty Trust, Inc.	Residential REITs	11/10/16	126,182
Extended Stay America, Inc.	Consumer Services	01/11/16	(35,523)
Hyatt Hotels Corp., Class A	Consumer Services	01/11/16	(65,897)
Liberty Property Trust	Diversified REITs	01/08/16	(28,474)
Macerich Co.	Retail REITs	01/15/16	(1,414)
National Health Investors, Inc.	Health Care REITs	01/06/16	(13,152)
Parkway, Inc.	Office REITs	11/03/16	(13,118)
Starwood Hotels & Resorts Worldwide, Inc.	Consumer Services	01/08/16	(49,184)
UDR, Inc.	Residential REITs	01/29/16	23,165

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2016. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company's separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would be higher.

Actual Expenses

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled "Hypothetical" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled "Hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (07/01/16-12/31/16)

Actual	$1,000.00	$963.46	$4.15
Hypothetical	$1,000.00	$1,020.91	$4.27

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund's annualized operating expense ratio (0.84%)**, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2016

	Shares	Value (Note 1)
COMMON STOCK – (94.27%)
INFORMATION TECHNOLOGY – (2.66%)
Software & Services – (2.66%)
InterXion Holding N.V. (Netherlands)*	13,570	$475,900
Total Information Technology		475,900
REAL ESTATE – (91.61%)
Equity Real Estate Investment Trusts (REITs) – (91.61%)
Diversified REITs – (0.97%)
Forest City Realty Trust Inc., Class A	8,350	174,014
Health Care REITs – (4.24%)
Ventas, Inc.	4,280	267,586
Welltower Inc.	7,320	489,927
		757,513
Hotel & Resort REITs – (1.65%)
Host Hotels & Resorts Inc.	15,620	294,281
Industrial REITs – (12.50%)
DCT Industrial Trust Inc.	7,370	352,876
EastGroup Properties, Inc.	2,870	211,921
First Industrial Realty Trust, Inc.	11,660	327,063
Prologis, Inc.	10,940	577,522
Rexford Industrial Realty, Inc.	3,110	72,121
Terreno Realty Corp.	24,200	689,458
		2,230,961
Office REITs – (10.32%)
Alexandria Real Estate Equities, Inc.	3,070	341,169
Boston Properties, Inc.	2,190	275,458
Cousins Properties, Inc.	38,610	328,571
Highwoods Properties, Inc.	5,570	284,126
SL Green Realty Corp.	2,630	282,857
Vornado Realty Trust	3,170	330,853
		1,843,034
Residential REITs – (21.36%)
American Campus Communities, Inc.	11,980	596,245
American Homes 4 Rent, Class A	14,150	296,867
Apartment Investment & Management Co., Class A	5,980	271,791
AvalonBay Communities, Inc.	3,650	646,597
Camden Property Trust	3,940	331,236
Equity Residential	8,450	543,842
Essex Property Trust, Inc.	2,270	527,775
Mid-America Apartment Communities, Inc.	6,120	599,270
		3,813,623
Retail REITs – (20.97%)
Acadia Realty Trust	18,150	593,142
Cedar Realty Trust Inc.	43,910	286,732
DDR Corp.	13,860	211,642
Federal Realty Investment Trust	2,470	351,012
General Growth Properties, Inc.	10,930	273,031
Kite Realty Group Trust	11,599	272,345
Ramco-Gershenson Properties Trust	8,590	142,422
Regency Centers Corp.	2,500	172,375

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2016

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Retail Opportunity Investments Corp.	19,320	$408,232
Simon Property Group, Inc.	5,810	1,032,263
		3,743,196
Specialized REITs – (19.60%)
CatchMark Timber Trust Inc., Class A	55,860	628,984
Crown Castle International Corp.	4,240	367,905
CubeSmart	10,820	289,651
CyrusOne Inc.	9,410	420,909
DuPont Fabros Technology Inc.	7,580	332,989
Extra Space Storage Inc.	3,150	243,306
Life Storage, Inc.	3,870	329,956
Public Storage	3,150	704,025
Weyerhaeuser Co.	6,040	181,744
		3,499,469
	Total Real Estate	16,356,091
TOTAL COMMON STOCK – (Identified cost $14,885,799)		16,831,991
PREFERRED STOCK – (0.72%)
REAL ESTATE – (0.72%)
Equity Real Estate Investment Trusts (REITs) – (0.72%)
Retail REITs – (0.34%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,840	44,988
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	640	14,732
		59,720
Specialized REITs – (0.38%)
CorEnergy Infrastructure Trust, Inc., Series A, 7.375%, Cum. Pfd.	2,771	68,194
	Total Real Estate	127,914
TOTAL PREFERRED STOCK – (Identified cost $95,950)		127,914
SHORT-TERM INVESTMENTS – (4.85%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.62%, 01/03/17, dated 12/30/16, repurchase value of $128,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.50%, 02/15/17-12/01/46, total market value $130,560)	$128,000	128,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.45%, 01/03/17, dated 12/30/16, repurchase value of $46,002 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 3.50%, 09/01/46, total market value $46,920)	46,000	46,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.50%, 01/03/17, dated 12/30/16, repurchase value of $513,029 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 2.39%, 11/01/26, total market value $523,260)	513,000	513,000

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments - (Continued)
December 31, 2016

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.49%, 01/03/17, dated 12/30/16, repurchase value of $180,010 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.468%-4.50%, 04/01/25-12/01/46, total market value $183,600)	$180,000	$180,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $867,000)	867,000
		Total Investments – (99.84%) – (Identified cost $15,848,749) – (a)	17,826,905
		Other Assets Less Liabilities – (0.16%)	27,754
		Net Assets – (100.00%)	$17,854,659

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $15,903,739. At December 31, 2016, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,220,110
		Unrealized depreciation	(296,944)
		Net unrealized appreciation	$1,923,166

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2016

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$17,826,905
Cash	1,336
Receivables:
Capital stock sold	2,742
Dividends and interest	71,136
Prepaid expenses	654
Total assets	17,902,773
LIABILITIES:
Payables:
Capital stock redeemed	13,102
Accrued audit fees	12,789
Accrued custodian fees	5,500
Accrued investment advisory fee	10,439
Other accrued expenses	6,284
Total liabilities	48,114
NET ASSETS	$17,854,659
SHARES OUTSTANDING	1,243,254
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$14.36
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,243
Additional paid-in capital	16,274,804
Undistributed net investment income	131,755
Accumulated net realized losses from investments	(531,299)
Net unrealized appreciation on investments	1,978,156
Net Assets	$17,854,659

*Including:
Cost of investments	$15,848,749

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2016

INVESTMENT INCOME:
Income:
Dividends		$370,402
Interest		5,866
Total income		376,268
Expenses:
Investment advisory fees (Note 3)	$101,968
Custodian fees	15,020
Transfer agent fees	6,320
Audit fees	18,918
Legal fees	490
Accounting fees (Note 3)	2,000
Reports to shareholders	23
Directors' fees and expenses	8,015
Registration and filing fees	14
Miscellaneous	8,693
Total expenses		161,461
Reimbursement of expenses by Custodian (Note 3)		(24,744)
Net expenses		136,717
Net investment income		239,551
REALIZED & UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Investment transactions		705,360
Net realized gain		705,360
Net increase in unrealized appreciation		727,866
Net realized and unrealized gain on investments		1,433,226
Net increase in net assets resulting from operations		$1,672,777

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statement of Changes in Net Assets

	Year ended December 31,
	2016	2015
OPERATIONS:
Net investment income	$239,551	$220,586
Net realized gain from investments	705,360	1,684,455
Net increase (decrease) in unrealized appreciation on investments	727,866	(1,628,479)
Net increase in net assets resulting from operations	1,672,777	276,562
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(311,612)	(329,211)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(1,427,225)	(8,163,433)
Total decrease in net assets	(66,060)	(8,216,082)
NET ASSETS:
Beginning of year	17,920,719	26,136,801
End of year*	$17,854,659	$17,920,719

*Including undistributed net investment income of	$131,755	$203,816

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund follows the reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Fund's investment adviser, identifies as a significant event occurring before the Fund's assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund's Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Fund's Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund's valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Information Technology	$475,900	$–	$–	$475,900
Real Estate	16,484,005	–	–	16,484,005
Short-term securities	–	867,000	–	867,000
Total Investments	$16,959,905	$867,000	$–	$17,826,905

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2016.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund's tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund's financial statements related to these tax positions. The Fund's federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013. At December 31, 2016, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$476,311

Utilized in 2016	$651,811

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, Directors' deferred compensation payments, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

The tax character of distributions paid during the years ended December 31, 2016 and 2015 was as follows:

	2016	2015
Ordinary income	$311,612	$329,211

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$138,007
Accumulated net realized losses from investments	(476,311)
Net unrealized appreciation on investments	1,923,166
Total	$1,584,862

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2016 were $9,719,822 and $11,060,207, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund's average net assets. The Adviser is contractually committed to waive fees and/or reimburse the Fund's expenses to the extent necessary to cap total annual Fund operating expenses at 1.00%.

Accounting Fees - State Street Bank and Trust Company ("State Street Bank") is the Fund's primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund's custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2016 amounted to $2,000.

Custodian Fees - State Street Bank reimbursed the Fund in 2016 for certain out of pocket expenses that were erroneously billed from 1998-2015. This reimbursement, including interest, amounted to $27,100.

16

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2016

NOTE 4 - CAPITAL STOCK

At December 31, 2016, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2016
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	189,222	21,629	(314,303)	(103,452)
Value:	$2,676,307	$311,612	$(4,415,144)	$(1,427,225)

	Year ended December 31, 2015
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	189,766	25,059	(832,198)	(617,373)
Value:	$2,571,044	$329,211	$(11,063,688)	$(8,163,433)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings of up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the one month LIBOR Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2016.

NOTE 6 - NEW PRONOUNCEMENTS

In October 2016, the SEC voted to approve rules to modernize and enhance reporting of information provided by registered investment companies ("Reporting Modernization Rules"). The new rules also make certain amendments to Regulation S-X to require standardized, more detailed disclosure in registered investment company financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. The Adviser is currently evaluating the amendments and their impacts, if any, on the Fund's financial statements.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2016, $311,612 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $24,493 or 8% as income qualifying for the corporate dividends-received deduction.

17

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$13.31	$13.31	$10.56	$10.83	$9.34
Income (Loss) from Investment Operations:
Net Investment Income	0.18[a]	0.14[a]	0.17	0.19	0.16
Net Realized and Unrealized Gains (Losses)	1.11	0.08	2.73	(0.33)	1.44
Total from Investment Operations	1.29	0.22	2.90	(0.14)	1.60
Dividends and Distributions:
Dividends from Net Investment Income	(0.24)	(0.22)	(0.15)	(0.13)	(0.11)
Total Dividends and Distributions	(0.24)	(0.22)	(0.15)	(0.13)	(0.11)
Net Asset Value, End of Period	$14.36	$13.31	$13.31	$10.56	$10.83
Total Return[b]	9.70%	1.65%	27.54%	(1.32)%	17.15%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,855	$17,921	$26,137	$22,011	$28,068
Ratio of Expenses to Average Net Assets:
Gross	0.87%	0.85%	0.81%	0.81%	0.77%
Net[c]	0.74%	0.85%	0.81%	0.81%	0.77%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.02%	1.34%	1.52%	1.55%
Portfolio Turnover Rate[d]	55%	95%	54%	73%	51%

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 8, 2017

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-eight (78).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC (private investment company).	13	Director, Care Capital Properties (REIT); Trustee, DCT Industrial Trust (REIT).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004/Chairman since 2009	Co-CEO, Markel Corp. (diversified financial holding company).	13
Director, Graham Holdings
Company (educational and
media company); Director,
Colfax Corp. (engineering and
manufacturer of pumps and
fluid handling equipment);
Director, Cable ONE Inc.
(cable service provider).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Retired; Executive Vice President and Chief Financial Officer, CH2M- HILL Companies, Ltd. (engineering) until 2008.	13	none

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-service provider) 2007-2010.	13
Lead Director, Modine
Manufacturing Company (heat
transfer technology); Director,
Chicago Bridge & Iron
Company, N.V. (industrial
construction and engineering);
Chairman/Director, Fifth Third
Bancorp (diversified financial
services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Interested Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of two portfolios) since 1998; Trustee of Clipper Funds Trust (consisting of one portfolio) since 2014.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, Clipper Fund, and Davis Fundamental ETF; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser's general partner, Davis Investments, LLC.	16
Director, Selected Funds
(consisting of two portfolios)
since 1998; Trustee of Clipper
Funds Trust (consisting of one
portfolio) since 2014; Director,
Graham Holdings Company
(educational and media
company).

* Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Interested Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Interested Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Trustee/Chairman, Executive Vice President, and Principal Executive Officer of Davis Fundamental ETF Trust (consisting of three portfolios); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), Clipper Funds Trust (consisting of one portfolio), and Davis Fundamental ETF Trust (consisting of three portfolios); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund's website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund's website at www.davisfunds.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of directors has determined that independent trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP ("KPMG") for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2016 and December 31, 2015 were $59,221 and $60,480, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees for fiscal year ends December 31, 2016 and December 31, 2015 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends December 31, 2016 and December 31, 2015 were $23,595 and $22,713, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2016 and December 31, 2015 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not applicable

(g)
The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2016 and December 31, 2015.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1)	The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3)	Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 8, 2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: February 8, 2017